Schedule of Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility, Minimum	35.00%	39.00%
Expected Volatility, Maximum	45.00%	48.00%
Risk free interest rate, Minimum	2.87%	2.87%
Risk free interest rate, Maximum	4.72%	4.27%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of options	3 years	3 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of options	5 years	5 years